Transactions with Related Parties (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Related Party Transaction [Line Items]
Vessel operating expenses (management fees entirely through related parties transactions)	$ 17,192,000	$ 16,408,000	$ 34,384,000	$ 32,131,000
General and administrative expenses	2,552,000	2,570,000	5,095,000	5,064,000
Balance due to related parties, current	0		0		$ 16,586,000
Balance due from related parties, current	133,000	0	133,000	0
Balance due from related parties, non-current	8,436,000		$ 8,436,000		$ 8,195,000
Management Agreement
Related Party Transaction [Line Items]
Management Agreement terms in years			5 years
Vessel operating expenses (management fees entirely through related parties transactions)	17,192,000	16,408,000	$ 34,384,000	32,131,000
Description of terms			The term of this agreement is for an initial period of five years with an automatic extension for five years periods thereafter unless a notice for termination is received by either party.
Extraordinary fees and costs related to regulatory requirements			$ 207,000	3,559,000
Administrative Services Agreement
Related Party Transaction [Line Items]
Administrative Services Agreement terms in years			5 years
General and administrative expenses	$ 2,019,000	$ 2,008,000	$ 4,038,000	$ 3,941,000
Description of terms			The term of this agreement is for an initial period of five years with an automatic extension for five years periods thereafter unless a notice for termination is received by either party.
Cotainerships from 3,000 TEU up to 4,999 TEU | Management Agreement
Related Party Transaction [Line Items]
Daily management fee			$ 6,100
Cotainerships from 8,000 TEU up to 9,999 TEU | Management Agreement
Related Party Transaction [Line Items]
Daily management fee			7,400
Containerships from 10,000 TEU up to 11,999 TEU | Management Agreement
Related Party Transaction [Line Items]
Daily management fee			$ 7,400
Extention Period | Management Agreement
Related Party Transaction [Line Items]
Management Agreement terms in years			5 years
Extention Period | Administrative Services Agreement
Related Party Transaction [Line Items]
Administrative Services Agreement terms in years			5 years
From January 1, 2020 | Management Agreement
Related Party Transaction [Line Items]
Technical and commercial management daily fee			$ 0.1
From January 1, 2020 | Cotainerships from 3,000 TEU up to 4,999 TEU | Management Agreement
Related Party Transaction [Line Items]
Daily management fee			6,215
From January 1, 2020 | Cotainerships from 8,000 TEU up to 9,999 TEU | Management Agreement
Related Party Transaction [Line Items]
Daily management fee			7,780
From January 1, 2020 | Containerships from 10,000 TEU up to 11,999 TEU | Management Agreement
Related Party Transaction [Line Items]
Daily management fee			$ 8,270
From January 1, 2022 | Management Agreement
Related Party Transaction [Line Items]
Annual increase rate in management fees			3.00%